Other Financial Assets - Summary of Other Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Other financial assets	¥ 580,423	¥ 649,732
Current assets	163,274	213,177
Non-current assets	417,149	436,555
Financial assets measured at amortized cost [member] | Receivables other than trade receivables and receivables from financial services [member]
Disclosure of financial assets [line items]
Other financial assets	118,256	115,046
Financial assets measured at amortized cost [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	54,964	104,286
Financial assets measured at amortized cost [member] | Guaranty deposits [member]
Disclosure of financial assets [line items]
Other financial assets	13,098	14,234
Financial assets measured at amortized cost [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Other financial assets	66,555	48,230
Financial assets measured at amortized cost [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Other financial assets	9,776	9,225
Financial assets measured at amortized cost [member] | Allowance for impairment losses [member]
Disclosure of financial assets [line items]
Other financial assets	(4,233)	(10,145)
Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	10,495
Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosure of financial assets [line items]
Other financial assets	207,035	210,682
Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets	46,397	88,345
Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	¥ 58,080	¥ 69,829